Share Capital and Share Premium (Details) - Schedule of Group's Share Capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares [Member]
Share Capital and Share Premium (Details) - Schedule of Group's Share Capital [Line Items]
Shares outstanding, Beginning	589,990	340,865
Issuance of shares	5,473,344	249,125
Issuance of rights
Shares outstanding, Ending	6,063,334	589,990
Authorized Common shares	150,000,000
Issue and fully paid common shares	6,063,334	589,990	340,865
Share capital [Member]
Share Capital and Share Premium (Details) - Schedule of Group's Share Capital [Line Items]
Shares outstanding, Beginning	590	341
Issuance of shares	5,473	249
Issuance of rights
Shares outstanding, Ending	6,063	590
Authorized Common shares	15,000
Issue and fully paid common shares	6,063	590	341
Share premium [member]
Share Capital and Share Premium (Details) - Schedule of Group's Share Capital [Line Items]
Shares outstanding, Beginning	24,719,793	11,312,643
Issuance of shares	53,239,760	6,257,155
Issuance of rights		7,149,995
Shares outstanding, Ending	72,959,554	24,719,793
Authorized Common shares
Issue and fully paid common shares	72,959,554	24,719,794	11,312,643